Balance Sheet Components - Reserve Accounts (Detail) - Product Recall Reserves [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balances	$ 22,476	$ 82,938	$ 0
Charged to revenue		8,112	30,607
Charged (benefit) to cost of revenue	(2,040)	11,339	49,493
Charged (benefit) to general and administrative		505	2,838
Settlement of claims	(8,777)	(80,418)	0
Ending balances	$ 11,659	$ 22,476	$ 82,938